Transactions with Related Parties	6 Months Ended
Jun. 30, 2019
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 6 - TRANSACTIONS WITH RELATED PARTIES:

“Related Parties” – As defined in IAS 24 – ‘Related Party Disclosures” (hereinafter- “IAS 24”)

Key management personnel of the Company - included together with other entities, in the said definition of “Related Parties” mentioned in IAS 24, include some members of senior management.

a.	Transactions with related parties:

	Six month ended		Year ended
	June 30		December 31
	2019	2018	2018
	Unaudited		Audited
	USD in thousands
Payroll and related expenses to the Chief Executive Officer of the Company (*)	85
Payroll and related expenses to the former Chief Executive Officer of the Company (*)	128	195	621
Compensation to the directors of the Company, all not employed by the Company (*)	186	39	131

*	Includes granted options benefit

Indemnification, exemption and insurance for directors and officers of the Company

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.	The Company maintains an active Directors and Officers’ insurance policy. The annual premium of the current policy was $175 thousand, such policy provide a coverage of $10 million with various deductible amounts not exceeding $750 thousand based on the claim geographic region.

b.	Balances with related parties:

	June 30,	December 31,
	2019	2018
	Unaudited	Audited
	USD in thousands
Current liabilities, presented in the balance sheets among “accounts payable and accruals”:
Directors fee	63	25
Chief Executive Officer fee and bonus provision	68	-
Provision for bonus and for termination of former Chief Executive Officer of the Company	-	246
	131	271